Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties	$ 3.0	$ 2.4	$ 1.1
Revenue from rendering of services to related parties	0.3	0.0	0.0
Amounts payable, related party transactions	0.4	0.4
Amounts receivable, related party transactions		0.0
Lease liabilities	374.6	330.8	330.5
Maximum
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0.1
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0.0	0.0
Lease liabilities	0.6	1.7
Leases as lessee, related party transactions	1.8	1.7	1.6
Sazaby League Ltd
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0.3	0.4
Lease liabilities	0.9	1.4
Leases as lessee, related party transactions	5.5	4.6	5.2
Sazaby League Group | Japan Joint Venture
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0.1	0.1
Sales of inventory, related party transactions	1.1	1.2	$ 1.5
PCML Vendor
Disclosure of transactions between related parties [line items]
Lease liabilities	1.1	1.2
Operating expense excluding cost of sales	15.2	7.3
Cash outflow for leases	$ 0.2	$ 0.2